UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 25, 2006 to May 25, 2006

Commission File Number of issuing entity: 333-125422-41

SACO I TRUST 2006-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125422

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

35-2268387
35-2268386
35-2268388
35-2268389
REMIC III applied for but not yet received from the IRS
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A, II-A, I-M, II-M, I-B-1	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

The monthly distribution report for the period of April 25, 2006 to May 25, 2006 for the holders of SACO I Trust 2006-2 Mortgage-Backed Certificates, Series 2006-2 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
The consolidated unaudited financial statements of Ambac Assuarance Corporation and subsidiaries, as of March 31, 2006 and December 31, 2005 and for the three months ended March 31, 2006 and 2005, as filed by Ambac Financial Group, Inc. on Form 10-Q dated May 10, 2006, file number 1-10777, are hereby incorporated by reference into this report on Form 10-D as Exhibit 13.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a)    13 - Form 10-Q Quarterly Report for Ambac Financial Group Inc. filed on May 10, 2006 is incorporated by reference.
         99.1 - Monthly distribution report pursuant to Section 6.06 of the Pooling and Servicing Agreement for the distribution on May25, 2006.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SACO I Trust 2006-2
Date:	June 7, 2006	By: LaSalle Bank N.A., as Master Servicer
/s/ Sandra L. Brooks
By: Sandra L. Brooks
Title: First Vice President